Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (28,654)	$ (34,352)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,357	2,361
Loss on disposal of property and equipment	5
Loss on impairment		16
Changes in right of use assets and operating lease liabilities, net	57	(260)
Non-cash loss on foreign currency remeasurement		25
Non-cash share-based compensation	2,699	3,353
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(8,711)	(7,069)
Accounts payable	(2,372)	1,873
Income taxes payable		(319)
Accrued expenses and other liabilities	(379)	(930)
Deferred tax assets		65
Other long-term liability	151
Other assets	34	(25)
Net cash used in operating activities	(34,813)	(35,262)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(731)	(991)
Net cash used in investing activities	(731)	(991)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the issuance of shares under the employee share purchase plan	5	1
Net cash provided by financing activities	5	1
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(869)	6,625
Net decrease in cash, cash equivalents and restricted cash	(36,408)	(29,627)
Cash, cash equivalents and restricted cash, beginning of period	131,572	173,371
Cash, cash equivalents and restricted cash, end of period	95,164	143,744
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Right of use assets obtained in exchange for new operating lease liabilities	1,743	2,090
Property and equipment purchases in accounts payable and accrued expenses	9	113
Cash paid for income taxes	60	264
Cash and cash equivalents	95,111	143,711
Restricted cash	53	33
Total cash, cash equivalents and restricted cash	$ 95,164	$ 143,744